Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Share-based compensation expenses (Note 23)	$ 3,259	$ 6,907	$ 8,986
Wages, salaries and bonuses	10,409	12,593	8,451
Welfare expenses	1,559	1,823	1,022
Housing funds	211	250	210
Employee benefit expenses	$ 15,438	$ 21,573	$ 18,669